Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Statutory federal income tax rate	35.00%
Decreased valuation allowance	$ 548,000
Operating loss carry forwards	5,523,000
Operating loss carry forwards, expiration date	Dec. 31, 2034
Prior year deferred taxes	$ (33,000)	$ 83,000